Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares, issued	34,676,359	34,447,037
Preferred stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares, issued	4,699,895	4,373,301
Treasury stock, shares	48,263	48,263